Retirement Benefit Schemes - Schedule of Defined Net (Liability)/Asset Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	£ (1,459)	£ (1,665)
– retirement benefit scheme assets	430	1,147
Net defined benefit liability (asset)	(1,029)	(518)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(807)	(982)
– retirement benefit scheme assets	429	1,147
Net defined benefit liability (asset)	(378)	165
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(652)	(683)
– retirement benefit scheme assets	1
Net defined benefit liability (asset)	£ (651)	£ (683)